Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities
Marketable Securities

(6)  Marketable Securities

The following summarizes the Company’s net investment in marketable securities as of December 31, 2011 and 2010:

	Common Stock		Preferred Stock		Total Available-for- Sale Securities
As of December 31, 2011:
Fair value	$11,550		$18,835		$30,385
Amortized cost basis	$28,997		$38,242		$67,239
Total other-than-temporary impairment recognized	$23,889		$31,308		$55,197
Adjusted cost basis	$5,108		$6,934		$12,042
Net gains in accumulated other comprehensive income (OCI)	$6,615		$11,942		$18,557
Net losses in accumulated OCI	$(173	)(a)	$(41	)(b)	$(214)

As of December 31, 2010:
Fair value	$15,117		$19,113		$34,230
Amortized cost basis	$28,997		$38,592		$67,589
Total other-than-temporary impairment recognized	$23,889		$31,576		$55,465
Adjusted cost basis	$5,108		$7,016		$12,124
Net gains in accumulated OCI	$10,009		$12,097		$22,106

(a)

This amount represents the gross unrealized losses of one common stock security with a fair value of $765 as of December 31, 2011. This security has been in a continuous unrealized loss position for less than 12 months as of December 31, 2011.

(b)

This amount represents the gross unrealized losses of one preferred stock security with a fair value of $130 as of December 31, 2011. This security has been in a continuous unrealized loss position for less than 12 months as of December 31, 2011.

The following table summarizes activity related to the Company’s marketable securities for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Net unrealized OCI (loss) gain	$(3,486)	$13,742	$35,594
Other-than-temporary impairment	$—	$—	$24,831
Net gain on sales of securities	$277	$4,007	$42,870